Population Health Partners, L.P	12 Months Ended
Dec. 31, 2022
Other Commitments [Abstract]
Population Health Partners, L.P

8. Population Health Partners, L.P

In November 2022 (the “PHP Effective Date”), the Company entered into a Master Services Agreement with Population Health Partners, L.P. (“PHP”), pursuant to which PHP agreed to provide services and create deliverables for the Company as agreed between the Company and PHP and set forth in one or more work orders under such agreement (the “PHP MSA”). The term of the PHP MSA commenced on the PHP Effective Date and will continue for a period of one year, unless terminated earlier in accordance with its terms. On the PHP Effective Date, the Company and PHP entered into the first work order under the PHP MSA (the “PHP Work Order”), pursuant to which PHP agreed to advise and counsel the Company regarding clinical development and regulatory matters with respect to the Company’s product candidates. The PHP Work Order is effective for six months from the Effective Date and may be extended by written agreement of the Company and PHP. The PHP MSA contains customary confidentiality provisions and representations and warranties of the parties, as well as mutual non-solicitation of certain employees during the term of the PHP MSA and for a period of one year thereafter.

As compensation for the services and deliverables under the PHP Work Order, the Company shall pay PHP a cash fee of $0.5 million per month during the term of the PHP Work Order for an aggregate fee of $3.0 million (the “Aggregate Fee”). In the event that (i) the Company terminates the PHP Work Order for any reason other than material breach by PHP or (ii) PHP terminates the PHP Work Order due to material breach by the Company, in each case, pursuant to the terms of the PHP MSA, the Company would be required to pay PHP the balance of the Aggregate Fee as of the date the PHP Work Order is terminated. The cash fee is subject to change if the parties extend the term of the PHP Work Order in accordance with the terms thereof.

For the year ended December 31, 2022, the Company recognized $0.8 million of research and development expense related to the cash compensation paid to PHP.

In addition to the cash compensation, on the PHP Effective Date, the Company issued a warrant to purchase shares of the Company's common stock to PHP (the “PHP Warrant”). The exercise price of the PHP Warrant is $3.48 per share of Common Stock, which is equal to the Nasdaq Official Closing Price of a share of Common Stock on the trading day immediately prior to the PHP Effective Date. The PHP Warrant is exercisable for up to an aggregate of 6,824,712 shares of Common Stock, and vests in three separate tranches as follows:

•	3,591,954 shares of the Company's common stock underlying the PHP Warrant vests if the Company’s Market Capitalization (as defined below) equals or exceeds $758,517,511 by November 15, 2028;

•	1,795,977 shares of the Company's common stock underlying the PHP Warrant vests if the Company’s Market Capitalization equals or exceeds $1,137,776,266 by November 15, 2029; and

•	1,436,781 shares of the Company's common stock underlying the PHP Warrant vests if the Company’s Market Capitalization equals or exceeds $1,517,035,022 by November 15, 2030.

For purposes of the PHP Warrant, the term “Market Capitalization” means, with respect to a particular trading day, the total value of the outstanding shares of Common Stock on such date, calculated by multiplying the Company’s volume weighted average price for the ten (10) trading days immediately preceding such date by the Company’s total number of outstanding shares of Common Stock as reflected in (i) the Company’s most recent periodic or annual report filed with the U.S. Securities and Exchange Commission (“SEC”) (e.g., Annual Report on Form 10-K or Quarterly Report on Form 10-Q), as the case may be, (ii) a more recent public announcement by the Company or (iii) a more recent written notice by the Company or the Company’s transfer agent setting forth the number of shares of the Company's common stock outstanding.

The PHP Warrant is exercisable for ten years from the PHP Effective Date with respect to the vested portion(s) of the PHP Warrant. The PHP Warrant may be exercised by cash exercise or, at the election of PHP, by means of “cashless exercise” pursuant to a formula set forth in the PHP Warrant. The Company has also granted PHP certain “piggyback” registration rights requiring the Company to register any shares of the Company's common stock underlying the Warrant for resale with the SEC, subject to the Company’s existing obligations under that certain Second Amended and Restated Investors’ Rights Agreement, dated April 16, 2021, by and among the Company and the investors party thereto.

Upon the consummation of a change of control of the Company (as defined in the PHP Warrant) on or prior to November 15, 2028, all of the shares underlying the PHP Warrant would become immediately vested and exercisable; upon the consummation of a change of control of the Company after November 15, 2028 but on or prior to November 15, 2029, the shares underlying the second and third tranches of the PHP Warrant would become immediately vested and exercisable; and upon the consummation of a change of control of the Company after November 15, 2029 but on or prior to November 15, 2030, the shares underlying the third tranche of the PHP Warrant would become immediately vested and exercisable.

Refer to Note 12 for additional information on the PHP Warrant.

Clive Meanwell, M.D. and Tamsin Berry, members of the Company’s board of directors, are Managing Partner and Partner of PHP, respectively.